Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details)	3 Months Ended
	Mar. 31, 2020 $ / shares shares
December 2015 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	2,331,000
Market value per share price	$ 0.51
Weighted average exercise price	$ 7.10
Risk-free annual interest rate	0.17%	[1]
Expected volatility	99.50%	[2]
Expected life (years)	8 months 16 days	[3]
Expected dividend yield	0.00%	[4]
November 2016 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	945,000	[5]
Market value per share price	$ 0.51	[5]
Weighted average exercise price	$ 4.70	[5]
Risk-free annual interest rate	0.17%	[1],[5]
Expected volatility	124.96%	[2],[5]
Expected life (years)	29 days	[3],[5]
Expected dividend yield	0.00%	[4],[5]
September 2019 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	3,325,000	[6]
Market value per share price	$ 0.51	[6]
Weighted average exercise price	$ 1.65	[6]
Risk-free annual interest rate	0.35%	[1],[6]
Expected volatility	111.56%	[2],[6]
Expected life (years)	4 years 5 months 23 days	[3],[6]
Expected dividend yield	0.00%	[4],[6]
February 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	2,608,696	[7]
Market value per share price	$ 0.51	[7]
Weighted average exercise price	$ 1.20	[7]
Risk-free annual interest rate	0.40%	[1],[7]
Expected volatility	116.98%	[2],[7]
Expected life (years)	5 years 4 months 20 days	[3],[7]
Expected dividend yield	0.00%	[4],[7]
February 2020 Broker Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	243,478	[7]
Market value per share price	$ 0.51	[7]
Weighted average exercise price	$ 1.62	[7]
Risk-free annual interest rate	0.37%	[1],[7]
Expected volatility	118.82%	[2],[7]
Expected life (years)	4 years 10 months 21 days	[3],[7]
Expected dividend yield	0.00%	[4],[7]

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[3]	Based upon time to expiry from the reporting period date.
[4]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[5]	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model.
[6]	For the September 2019 Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital
[7]	For the February 2020 Investor and Broker Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital.